STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred and Common Stock
Redeemable convertible preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	0
Redeemable convertible preferred stock, shares outstanding	0	0